Long Term Debt (Debt Covenants) (Details) - Syndicated Credit Facilities [Member]	Dec. 31, 2017
Debt Instrument [Line Items]
Debt Instrument Covenant Requirement	0.7
Ratio of Indebtedness to Net Capital	0.61